Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project
#: 13
	$ 100,000	Taxes	BRAZIL	Federal Government of Brazil [Member]
#: 14
	6,480,000	Royalties	BRAZIL	Federal Government of Brazil [Member]
#: 15
	1,160,000	Fees	BRAZIL	Federal Government of Brazil [Member]
#: 16
	160,000	Taxes	BRAZIL	State Government of Minas Gerais [Member]
#: 17
	120,000	Fees	BRAZIL	State Government of Minas Gerais [Member]
#: 18
	3,290,000	Fees	BRAZIL	State Government of Mato Grosso [Member]
#: 19
	30,000	Bonuses	BRAZIL	State Government of Mato Grosso [Member]
#: 20
	50,000	Taxes	BRAZIL	City of Aripuana [Member]
#: 21
	290,000	Fees	BRAZIL	City of Aripuana [Member]
#: 22
	210,000	Bonuses	PERU	City of Amazonas [Member]
#: 23
	310,000	Bonuses	PERU	City of Chincha [Member]
#: 24
	2,730,000	Infrastructure	PERU	City of Chincha [Member]
#: 25
	260,000	Bonuses	PERU	City of Pasco [Member]
#: 26
	1,150,000	Infrastructure	PERU	City of Pasco [Member]
#: 27
	690,000	Bonuses	PERU	Community of Chavin [Member]
#: 28
	120,000	Bonuses	PERU	Community of Huancamachay [Member]
#: 29
	200,000	Bonuses	PERU	Community of Machcan [Member]
#: 30
	480,000	Bonuses	PERU	Community of San Francisco de Asís de Yarusyacan [Member]
#: 31
	4,430,000	Bonuses	PERU	Community of San Juan de Milpo [Member]
#: 32
	110,000	Bonuses	PERU	Community of Ticlacayan [Member]
#: 33
	1,430,000	Bonuses	PERU	Topara Valley Agricultural Development and Defense Association [Member]
#: 34
	68,020,000	Taxes	PERU	Government of Peru [Member]
#: 35
	10,490,000	Royalties	PERU	Government of Peru [Member]
#: 36
	9,880,000	Fees	PERU	Government of Peru [Member]
#: 37
	70,000	Bonuses	PERU	Government of Peru [Member]
#: 38
	60,000	Taxes	BRAZIL		Aripuana [Member]
#: 39
	2,230,000	Royalties	BRAZIL		Aripuana [Member]
#: 40
	3,640,000	Fees	BRAZIL		Aripuana [Member]
#: 41
	30,000	Bonuses	BRAZIL		Aripuana [Member]
#: 42
	10,000	Fees	BRAZIL		Alto Moxotó [Member]
#: 43
	10,000	Fees	BRAZIL		AQ-001/2017 [Member]
#: 44
	20,000	Fees	BRAZIL		AQ-001/2018 [Member]
#: 45
	10,000	Fees	BRAZIL		AQ-006/2019 [Member]
#: 46
	10,000	Fees	BRAZIL		AQ-007/2018 [Member]
#: 47
	10,000	Fees	BRAZIL		Carajás [Member]
#: 48
	50,000	Fees	BRAZIL		Castanheira [Member]
#: 49
	50,000	Fees	BRAZIL		ERS [Member]
#: 50
	100,000	Fees	BRAZIL		Faixa Araguaia [Member]
#: 51
	20,000	Fees	BRAZIL		Jaguari [Member]
#: 52
	210,000	Fees	BRAZIL		Juruena [Member]
#: 53
	60,000	Fees	BRAZIL		JV-007/2017 [Member]
#: 54
	60,000	Taxes	BRAZIL		Morro Agudo [Member]
#: 55
	1,850,000	Royalties	BRAZIL		Morro Agudo [Member]
#: 56
	70,000	Fees	BRAZIL		Morro Agudo [Member]
#: 57
	110,000	Fees	BRAZIL		Roosevelt [Member]
#: 58
	50,000	Fees	BRAZIL		Rurópolis [Member]
#: 59
	60,000	Fees	BRAZIL		São Julião [Member]
#: 60
	10,000	Fees	BRAZIL		Serrinha [Member]
#: 61
	10,000	Fees	BRAZIL		Tapajós MT [Member]
#: 62
	50,000	Fees	BRAZIL		Tapajós PA [Member]
#: 63
	70,000	Fees	BRAZIL		Vauthier [Member]
#: 64
	190,000	Taxes	BRAZIL		Vazante [Member]
#: 65
	2,400,000	Royalties	BRAZIL		Vazante [Member]
#: 66
	210,000	Fees	BRAZIL		Vazante [Member]
#: 67
	250,000	Fees	PERU		Cañón Florida [Member]
#: 68
	210,000	Bonuses	PERU		Cañón Florida [Member]
#: 69
	45,050,000	Taxes	PERU		Cerro Lindo [Member]
#: 70
	5,990,000	Royalties	PERU		Cerro Lindo [Member]
#: 71
	1,710,000	Fees	PERU		Cerro Lindo [Member]
#: 72
	2,390,000	Bonuses	PERU		Cerro Lindo [Member]
#: 73
	2,730,000	Infrastructure	PERU		Cerro Lindo [Member]
#: 74
	20,360,000	Taxes	PERU		El Porvenir [Member]
#: 75
	3,300,000	Royalties	PERU		El Porvenir [Member]
#: 76
	1,030,000	Fees	PERU		El Porvenir [Member]
#: 77
	5,190,000	Bonuses	PERU		El Porvenir [Member]
#: 78
	1,150,000	Infrastructure	PERU		El Porvenir [Member]
#: 79
	120,000	Fees	PERU		El Carmen [Member]
#: 80
	110,000	Fees	PERU		Hilarión [Member]
#: 81
	40,000	Bonuses	PERU		Hilarión [Member]
#: 82
	2,110,000	Taxes	PERU		Atacocha [Member]
#: 83
	1,200,000	Royalties	PERU		Atacocha [Member]
#: 84
	480,000	Fees	PERU		Atacocha [Member]
#: 85
	410,000	Bonuses	PERU		Atacocha [Member]
#: 86
	1,290,000	Fees	PERU		Sinaycocha [Member]
#: 87
	220,000	Fees	PERU		AIJA [Member]
#: 88
	120,000	Fees	PERU		ALMACEN [Member]
#: 89
	130,000	Fees	PERU		Alpamarca [Member]
#: 90
	230,000	Fees	PERU		Chambara [Member]
#: 91
	50,000	Fees	PERU		Churek [Member]
#: 92
	50,000	Fees	PERU		Geronta Norte [Member]
#: 93
	50,000	Fees	PERU		Huarangayoc [Member]
#: 94
	80,000	Fees	PERU		Incasol [Member]
#: 95
	70,000	Bonuses	PERU		Incasol [Member]
#: 96
	60,000	Fees	PERU		La Saucha [Member]
#: 97
	110,000	Fees	PERU		Lancones [Member]
#: 98
	110,000	Fees	PERU		Livias [Member]
#: 99
	30,000	Fees	PERU		Los Perdidos [Member]
#: 100
	290,000	Taxes	PERU		Magistral [Member]
#: 101
	1,540,000	Fees	PERU		Magistral [Member]
#: 102
	30,000	Fees	PERU		Mogol [Member]
#: 103
	390,000	Fees	PERU		Monica Lourdes [Member]
#: 104
	40,000	Taxes	PERU		Pampa de Cobre [Member]
#: 105
	1,130,000	Fees	PERU		Pampa de Cobre [Member]
#: 106
	60,000	Fees	PERU		Paramonga [Member]
#: 107
	30,000	Fees	PERU		Patacancha [Member]
#: 108
	250,000	Fees	PERU		Punta Morada [Member]
#: 109
	40,000	Fees	PERU		Rumi Cobre 1 [Member]
#: 110
	10,000	Fees	PERU		Rumi Cobre 3 [Member]
#: 111
	170,000	Taxes	PERU		Shalipayco [Member]
#: 112
	20,000	Fees	PERU		Talavaya [Member]
#: 113
	30,000	Fees	PERU		Unforgiven 1 [Member]
#: 114
	$ 100,000	Fees	PERU		Vanesa [Member]